UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Income Fund of Boston

Semiannual Report

April 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2018

Eaton Vance

Income Fund of Boston

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	40

Officers and Trustees	43

Important Notices	44

Eaton Vance

Income Fund of Boston

April 30, 2018

Performance1,2

Portfolio Managers Michael W. Weilheimer, CFA and Stephen C. Concannon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/15/1972	06/15/1972	–0.39%	2.20%	4.15%	6.70%
Class A with 4.75% Maximum Sales Charge	—	—	–5.14	–2.65	3.13	6.18
Class B at NAV	06/20/2002	06/15/1972	–0.94	1.43	3.37	5.90
Class B with 5% Maximum Sales Charge	—	—	–5.78	–3.40	3.04	5.90
Class C at NAV	06/21/2002	06/15/1972	–0.76	1.62	3.40	5.91
Class C with 1% Maximum Sales Charge	—	—	–1.73	0.65	3.40	5.91
Class I at NAV	07/01/1999	06/15/1972	–0.45	2.45	4.40	6.97
Class R at NAV	01/05/2004	06/15/1972	–0.52	1.94	3.89	6.43
Class R6 at NAV	07/01/2014	06/15/1972	–0.40	2.54	4.47	7.00
ICE BofAML U.S. High Yield Index	—	—	–0.23%	3.21%	4.76%	7.75%
ICE BofAML U.S. High Yield Constrained Index	—	—	–0.23	3.22	4.77	7.83

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I	Class R	Class R6
	1.00%	1.75%	1.75%	0.75%	1.25%	0.66%

Fund Profile4

Credit Quality (% of bonds and loans)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Income Fund of Boston

April 30, 2018

Endnotes and Additional Disclosures

[1]

ICE BofAML U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE BofAML U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[5]

Credit ratings are categorized using S&P Global Ratings (“S&P”). If S&P does not publish a rating, then the Moody’s Investors Service, Inc. (“Moody’s”) rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Income Fund of Boston

April 30, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2017 – April 30, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/17)	Ending Account Value (4/30/18)	Expenses Paid During Period* (11/1/17 – 4/30/18)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$996.10	$5.00	1.01%
Class B	$1,000.00	$990.60	$8.69	1.76%
Class C	$1,000.00	$992.40	$8.69	1.76%
Class I	$1,000.00	$995.50	$3.76	0.76%
Class R	$1,000.00	$994.80	$6.23	1.26%
Class R6	$1,000.00	$996.00	$3.32	0.67%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.06	1.01%
Class B	$1,000.00	$1,016.10	$8.80	1.76%
Class C	$1,000.00	$1,016.10	$8.80	1.76%
Class I	$1,000.00	$1,021.00	$3.81	0.76%
Class R	$1,000.00	$1,018.50	$6.31	1.26%
Class R6	$1,000.00	$1,021.50	$3.36	0.67%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2017. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Income Fund of Boston

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Investment in Boston Income Portfolio, at value (identified cost, $4,972,610,413)	$4,998,939,404
Receivable for Fund shares sold	9,103,857
Total assets	$5,008,043,261

Liabilities
Payable for Fund shares redeemed	$22,428,811
Distributions payable	1,406,360
Payable to affiliates:
Distribution and service fees	384,872
Trustees’ fees	42
Accrued expenses	1,884,568
Total liabilities	$26,104,653
Net Assets	$4,981,938,608

Sources of Net Assets
Paid-in capital	$5,101,321,848
Accumulated distributions in excess of net investment income	(17,008,432)
Accumulated net realized loss from Portfolio	(128,703,799)
Net unrealized appreciation from Portfolio	26,328,991
Total	$4,981,938,608

Class A Shares
Net Assets	$937,068,609
Shares Outstanding	166,708,079
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.62
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$5.90

Class B Shares
Net Assets	$4,379,159
Shares Outstanding	778,566
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$5.62

Class C Shares
Net Assets	$207,851,328
Shares Outstanding	36,925,675
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$5.63

Class I Shares
Net Assets	$3,586,937,846
Shares Outstanding	637,732,790
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.62

5	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2018

Statement of Assets and Liabilities (Unaudited) — continued

Class R Shares	April 30, 2018
Net Assets	$44,153,488
Shares Outstanding	7,852,121
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.62

Class R6 Shares
Net Assets	$201,548,178
Shares Outstanding	35,833,286
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$5.62

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income allocated from Portfolio (net of foreign taxes, $712)	$157,464,427
Dividends allocated from Portfolio	1,465,075
Expenses allocated from Portfolio	(16,251,621)
Total investment income from Portfolio	$142,677,881

Expenses
Distribution and service fees
Class A	$1,196,686
Class B	29,024
Class C	1,091,019
Class R	112,044
Trustees’ fees and expenses	250
Custodian fee	29,824
Transfer and dividend disbursing agent fees	2,265,459
Legal and accounting services	61,936
Printing and postage	941,679
Registration fees	127,282
Miscellaneous	24,536
Total expenses	$5,879,739

Net investment income	$136,798,142

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$24,022,333
Forward foreign currency exchange contracts	(3,477)
Net realized gain	$24,018,856
Change in unrealized appreciation (depreciation) —
Investments	$(176,653,884)
Foreign currency	(437)
Forward foreign currency exchange contracts	(19,902)
Net change in unrealized appreciation (depreciation)	$(176,674,223)

Net realized and unrealized loss	$(152,655,367)

Net decrease in net assets from operations	$(15,857,225)

7	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$136,798,142	$326,334,136
Net realized gain	24,018,856	11,223,622
Net change in unrealized appreciation (depreciation)	(176,674,223)	123,390,728
Net increase (decrease) in net assets from operations	$(15,857,225)	$460,948,486
Distributions to shareholders —
From net investment income
Class A	$(26,610,355)	$(70,180,503)
Class B	(138,843)	(505,260)
Class C	(5,239,010)	(11,174,018)
Class I	(110,905,488)	(242,424,120)
Class R	(1,186,855)	(2,274,193)
Class R6	(5,573,965)	(6,715,290)
Tax return of capital
Class A	—	(3,468,475)
Class B	—	(24,997)
Class C	—	(578,615)
Class I	—	(12,653,635)
Class R	—	(118,891)
Class R6	—	(381,328)
Total distributions to shareholders	$(149,654,516)	$(350,499,325)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$78,275,493	$234,334,636
Class B	39,578	22,851
Class C	7,087,097	23,693,221
Class I	625,878,691	1,680,468,149
Class R	4,963,614	13,428,677
Class R6	40,731,214	133,319,916
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	24,856,817	69,864,441
Class B	121,968	463,406
Class C	4,894,086	10,818,177
Class I	104,494,358	241,189,334
Class R	1,076,627	2,175,387
Class R6	5,267,688	6,257,830
Cost of shares redeemed
Class A	(158,083,092)	(998,173,207)
Class B	(1,025,771)	(3,307,488)
Class C	(28,603,123)	(60,415,068)
Class I	(1,241,105,749)	(2,159,623,101)
Class R	(6,711,242)	(14,059,208)
Class R6	(17,747,500)	(22,775,736)
Net asset value of shares exchanged
Class A	2,140,269	3,721,249
Class B	(2,140,269)	(3,721,249)
Net decrease in net assets from Fund share transactions	$(555,589,246)	$(842,317,783)

Net decrease in net assets	$(721,100,987)	$(731,868,622)

Net Assets
At beginning of period	$5,703,039,595	$6,434,908,217
At end of period	$4,981,938,608	$5,703,039,595

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(17,008,432)	$(4,152,058)

8	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2018

Financial Highlights

	Class A
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$5.800		$5.700	$5.660	$6.020	$6.060	$5.920

Income (Loss) From Operations
Net investment income(1)	$0.143		$0.298	$0.302	$0.318	$0.331	$0.349
Net realized and unrealized gain (loss)	(0.166)		0.122	0.076	(0.323)	(0.014)	0.156

Total income (loss) from operations	$(0.023)		$0.420	$0.378	$(0.005)	$0.317	$0.505

Less Distributions
From net investment income	$(0.157)		$(0.304)	$(0.312)	$(0.329)	$(0.357)	$(0.365)
Tax return of capital	—		(0.016)	(0.026)	(0.026)	—	—

Total distributions	$(0.157)		$(0.320)	$(0.338)	$(0.355)	$(0.357)	$(0.365)

Net asset value — End of period	$5.620		$5.800	$5.700	$5.660	$6.020	$6.060

Total Return(2)	(0.39	)%(3)	7.52%	7.02%	(0.10)%	5.34%	8.75%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$937,069		$1,020,935	$1,686,369	$1,349,462	$1,551,838	$1,830,909
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.01	%(6)	1.00%	0.99%	1.00%	1.00%	1.00%
Net investment income	5.07	%(6)	5.16%	5.43%	5.43%	5.45%	5.80%
Portfolio Turnover of the Portfolio	21	%(3)	41%	34%	36%	43%	56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2018

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$5.810		$5.700	$5.660	$6.020	$6.070	$5.930

Income (Loss) From Operations
Net investment income(1)	$0.122		$0.255	$0.261	$0.276	$0.286	$0.303
Net realized and unrealized gain (loss)	(0.176)		0.131	0.075	(0.326)	(0.023)	0.158

Total income (loss) from operations	$(0.054)		$0.386	$0.336	$(0.050)	$0.263	$0.461

Less Distributions
From net investment income	$(0.136)		$(0.262)	$(0.274)	$(0.288)	$(0.313)	$(0.321)
Tax return of capital	—		(0.014)	(0.022)	(0.022)	—	—

Total distributions	$(0.136)		$(0.276)	$(0.296)	$(0.310)	$(0.313)	$(0.321)

Net asset value — End of period	$5.620		$5.810	$5.700	$5.660	$6.020	$6.070

Total Return(2)	(0.94	)%(3)	6.91%	6.20%	(0.87)%	4.40%	7.96%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,379		$7,575	$13,891	$20,491	$30,329	$39,996
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.76	%(6)	1.75%	1.75%	1.75%	1.75%	1.75%
Net investment income	4.32	%(6)	4.41%	4.72%	4.70%	4.70%	5.04%
Portfolio Turnover of the Portfolio	21	%(3)	41%	34%	36%	43%	56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2018

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$5.810		$5.710	$5.660	$6.030	$6.070	$5.930

Income (Loss) From Operations
Net investment income(1)	$0.122		$0.253	$0.260	$0.274	$0.286	$0.303
Net realized and unrealized gain (loss)	(0.166)		0.124	0.086	(0.334)	(0.013)	0.158

Total income (loss) from operations	$(0.044)		$0.377	$0.346	$(0.060)	$0.273	$0.461

Less Distributions
From net investment income	$(0.136)		$(0.263)	$(0.274)	$(0.288)	$(0.313)	$(0.321)
Tax return of capital	—		(0.014)	(0.022)	(0.022)	—	—

Total distributions	$(0.136)		$(0.277)	$(0.296)	$(0.310)	$(0.313)	$(0.321)

Net asset value — End of period	$5.630		$5.810	$5.710	$5.660	$6.030	$6.070

Total Return(2)	(0.76	)%(3)	6.72%	6.39%	(1.04)%	4.57%	7.95%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$207,851		$231,504	$252,990	$247,325	$295,436	$308,296
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.76	%(6)	1.75%	1.74%	1.75%	1.75%	1.75%
Net investment income	4.32	%(6)	4.38%	4.69%	4.68%	4.70%	5.04%
Portfolio Turnover of the Portfolio	21	%(3)	41%	34%	36%	43%	56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2018

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$5.810		$5.700	$5.660	$6.020	$6.070	$5.930

Income (Loss) From Operations
Net investment income(1)	$0.151		$0.311	$0.315	$0.330	$0.345	$0.363
Net realized and unrealized gain (loss)	(0.177)		0.133	0.077	(0.320)	(0.023)	0.157

Total income (loss) from operations	$(0.026)		$0.444	$0.392	$0.010	$0.322	$0.520

Less Distributions
From net investment income	$(0.164)		$(0.317)	$(0.325)	$(0.343)	$(0.372)	$(0.380)
Tax return of capital	—		(0.017)	(0.027)	(0.027)	—	—

Total distributions	$(0.164)		$(0.334)	$(0.352)	$(0.370)	$(0.372)	$(0.380)

Net asset value — End of period	$5.620		$5.810	$5.700	$5.660	$6.020	$6.070

Total Return(2)	(0.45	)%(3)	7.96%	7.28%	0.15%	5.42%	9.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,586,938		$4,217,385	$4,376,959	$3,744,639	$2,903,827	$2,113,533
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	0.76	%(6)	0.75%	0.74%	0.75%	0.75%	0.75%
Net investment income	5.32	%(6)	5.39%	5.67%	5.64%	5.68%	6.04%
Portfolio Turnover of the Portfolio	21	%(3)	41%	34%	36%	43%	56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2018

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013
Net asset value — Beginning of period	$5.810		$5.700	$5.660	$6.020	$6.060	$5.920

Income (Loss) From Operations
Net investment income(1)	$0.136		$0.282	$0.288	$0.301	$0.316	$0.333
Net realized and unrealized gain (loss)	(0.176)		0.133	0.076	(0.321)	(0.014)	0.157

Total income (loss) from operations	$(0.040)		$0.415	$0.364	$(0.020)	$0.302	$0.490

Less Distributions
From net investment income	$(0.150)		$(0.290)	$(0.299)	$(0.315)	$(0.342)	$(0.350)
Tax return of capital	—		(0.015)	(0.025)	(0.025)	—	—

Total distributions	$(0.150)		$(0.305)	$(0.324)	$(0.340)	$(0.342)	$(0.350)

Net asset value — End of period	$5.620		$5.810	$5.700	$5.660	$6.020	$6.060

Total Return(2)	(0.52	)%(3)	7.25%	6.75%	(0.36)%	5.08%	8.48%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,153		$46,259	$43,902	$47,575	$37,575	$34,457
Ratios (as a percentage of average daily net assets):(4)
Expenses(5)	1.26	%(6)	1.25%	1.24%	1.25%	1.25%	1.25%
Net investment income	4.82	%(6)	4.89%	5.20%	5.15%	5.19%	5.54%
Portfolio Turnover of the Portfolio	21	%(3)	41%	34%	36%	43%	56%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2018

Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2014(1)
			2017	2016	2015
Net asset value — Beginning of period	$5.810		$5.700	$5.660	$6.020	$6.160

Income (Loss) From Operations
Net investment income(2)	$0.153		$0.314	$0.319	$0.326	$0.114
Net realized and unrealized gain (loss)	(0.176)		0.135	0.078	(0.311)	(0.129)

Total income (loss) from operations	$(0.023)		$0.449	$0.397	$0.015	$(0.015)

Less Distributions
From net investment income	$(0.167)		$(0.322)	$(0.330)	$(0.348)	$(0.125)
Tax return of capital	—		(0.017)	(0.027)	(0.027)	—

Total distributions	$(0.167)		$(0.339)	$(0.357)	$(0.375)	$(0.125)

Net asset value — End of period	$5.620		$5.810	$5.700	$5.660	$6.020

Total Return(3)	(0.40	)%(4)	8.06%	7.38%	0.24%	(0.23	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$201,548		$179,380	$60,797	$23,230	$1,173
Ratios (as a percentage of average daily net assets):(5)
Expenses(6)	0.67	%(7)	0.66%	0.66%	0.66%	0.69	%(7)
Net investment income	5.41	%(7)	5.43%	5.71%	5.62%	5.67	%(7)
Portfolio Turnover of the Portfolio	21	%(4)	41%	34%	36%	43	%(8)

(1)	For the period from the commencement of operations, July 1, 2014, to October 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	For the Portfolio’s year ended October 31, 2014.

14	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers six classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Boston Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

15

Eaton Vance

Income Fund of Boston

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2017, the Fund, for federal income tax purposes, had capital loss carryforwards of $2,051,010 and deferred capital losses of $141,290,900 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on October 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at October 31, 2017, $7,847,642 are short-term and $133,443,258 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2018, EVM earned $77,547 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $36,640 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2018. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2018 amounted to $1,196,686 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $21,768 and $818,264 for Class B and Class C shares, respectively. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2018, the Fund paid or accrued to EVD $56,022 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2018 amounted to $7,256, $272,755 and $56,022 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on

16

Eaton Vance

Income Fund of Boston

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2018, the Fund was informed that EVD received approximately $14,000, $1,000 and $6,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2018, increases and decreases in the Fund’s investment in the Portfolio aggregated $183,615,339 and $890,101,167, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	13,748,026	40,784,225
Issued to shareholders electing to receive payments of distributions in Fund shares	4,362,484	12,096,690
Redemptions	(27,700,606)	(173,422,804)
Exchange from Class B shares	375,170	642,611

Net decrease	(9,214,926)	(119,899,278)

Class B	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	6,896	3,955
Issued to shareholders electing to receive payments of distributions in Fund shares	21,371	80,191
Redemptions	(179,564)	(572,860)
Exchange to Class A shares	(374,564)	(641,977)

Net decrease	(525,861)	(1,130,691)

Class C	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	1,237,212	4,104,193
Issued to shareholders electing to receive payments of distributions in Fund shares	857,691	1,868,345
Redemptions	(5,007,289)	(10,448,740)

Net decrease	(2,912,386)	(4,476,202)

17

Eaton Vance

Income Fund of Boston

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	109,512,032	291,613,694
Issued to shareholders electing to receive payments of distributions in Fund shares	18,327,224	41,693,726
Redemptions	(216,444,871)	(374,409,680)

Net decrease	(88,605,615)	(41,102,260)

Class R	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	870,502	2,332,203
Issued to shareholders electing to receive payments of distributions in Fund shares	188,934	376,197
Redemptions	(1,175,980)	(2,439,383)

Net increase (decrease)	(116,544)	269,017

Class R6	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017

Sales	7,126,373	23,091,860
Issued to shareholders electing to receive payments of distributions in Fund shares	925,069	1,079,244
Redemptions	(3,108,587)	(3,940,296)

Net increase	4,942,855	20,230,808

18

Boston Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 86.6%
Security	Principal Amount (000’s omitted)	Value

Aerospace — 1.3%
BBA US Holdings, Inc., 5.375%, 5/1/26(1)	$4,480	$4,516,199
Bombardier, Inc., 6.00%, 10/15/22(1)	11,395	11,395,000
Bombardier, Inc., 6.125%, 1/15/23(1)	935	945,519
Bombardier, Inc., 7.50%, 12/1/24(1)	7,975	8,413,625
Bombardier, Inc., 7.50%, 3/15/25(1)	2,320	2,424,400
Orbital ATK, Inc., 5.25%, 10/1/21	6,870	7,024,575
TransDigm, Inc., 6.00%, 7/15/22	9,200	9,349,500
TransDigm, Inc., 6.50%, 7/15/24	14,665	14,949,134
TransDigm, Inc., 6.50%, 5/15/25	7,070	7,211,400
		$66,229,352

Automotive & Auto Parts — 0.6%
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	$12,310	$6,555,075
Navistar International Corp., 6.625%, 11/1/25(1)	21,515	22,429,388
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	2,004	2,052,597
		$31,037,060

Banks & Thrifts — 0.5%
Ally Financial, Inc., 3.50%, 1/27/19	$3,325	$3,331,650
Ally Financial, Inc., 8.00%, 12/31/18	740	764,050
CIT Group, Inc., 4.125%, 3/9/21	5,175	5,193,371
CIT Group, Inc., 5.375%, 5/15/20	861	891,135
CIT Group, Inc., 6.125%, 3/9/28	4,300	4,455,875
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	9,210	10,015,875
		$24,651,956

Broadcasting — 1.6%
CBS Radio, Inc., 7.25%, 11/1/24(1)	$14,002	$14,282,040
Netflix, Inc., 5.50%, 2/15/22	8,685	9,054,113
Netflix, Inc., 5.875%, 2/15/25	5,730	5,900,181
Netflix, Inc., 5.875%, 11/15/28(1)	12,610	12,641,525
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	10,090	9,667,481
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	25,213	25,966,566
Tribune Media Co., 5.875%, 7/15/22	1,000	1,017,500
		$78,529,406

Building Materials — 2.0%
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	$9,410	$8,939,500
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/23(1)	10,755	11,507,850
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	12,230	12,153,563

Security	Principal Amount (000’s omitted)	Value

Building Materials (continued)
FBM Finance, Inc., 8.25%, 8/15/21(1)	$16,295	$17,231,962
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	11,150	10,844,267
Pisces Midco, Inc., 8.00%, 4/15/26(1)	12,085	12,149,051
Standard Industries, Inc., 5.50%, 2/15/23(1)	8,845	9,151,815
Standard Industries, Inc., 6.00%, 10/15/25(1)	16,725	17,435,812
		$99,413,820

Cable / Satellite TV — 6.6%
Altice France S.A., 6.00%, 5/15/22(1)	$30,880	$30,569,656
Altice France S.A., 7.375%, 5/1/26(1)	7,115	6,928,231
Altice Luxembourg S.A., 7.625%, 2/15/25(1)	2,475	2,239,875
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	23,010	22,060,837
Altice US Finance I Corp., 5.375%, 7/15/23(1)	4,030	4,045,113
Altice US Finance I Corp., 5.50%, 5/15/26(1)	14,955	14,534,391
Cablevision Systems Corp., 5.875%, 9/15/22	15,715	15,518,562
Cablevision Systems Corp., 8.00%, 4/15/20	12,960	13,770,000
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	12,245	12,478,573
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	13,405	13,212,303
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	1,625	1,644,338
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	11,655	11,596,725
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	20,085	20,436,688
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	8,884	8,826,698
CSC Holdings, LLC, 6.75%, 11/15/21	12,915	13,625,325
CSC Holdings, LLC, 10.125%, 1/15/23(1)	17,855	19,841,369
CSC Holdings, LLC, 10.875%, 10/15/25(1)	17,461	20,516,675
DISH DBS Corp., 5.875%, 7/15/22	12,425	11,446,531
DISH DBS Corp., 5.875%, 11/15/24	1,805	1,550,044
DISH DBS Corp., 6.75%, 6/1/21	14,092	14,092,000
DISH DBS Corp., 7.75%, 7/1/26	4,345	3,956,666
UPC Holding B.V., 5.50%, 1/15/28(1)	10,840	10,135,400
UPCB Finance IV, Ltd., 5.375%, 1/15/25(1)	4,740	4,657,050
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	9,450	8,989,312
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	3,265	3,305,813
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	12,495	11,948,344
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	7,835	7,560,775
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	6,220	5,909,000
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)	8,180	7,678,975
Ziggo Secured Finance B.V., 5.50%, 1/15/27(1)	6,485	6,128,325
		$329,203,594

19	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Capital Goods — 1.1%
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	$4,645	$4,807,575
Titan Acquisition, Ltd./Titan Co-Borrower, LLC, 7.75%, 4/15/26(1)	28,800	28,764,000
Wabash National Corp., 5.50%, 10/1/25(1)	7,065	6,906,038
Welbilt, Inc., 9.50%, 2/15/24	14,780	16,479,700
		$56,957,313

Chemicals — 2.1%
Alpha 3 B.V./Alpha US Bidco, Inc., 6.25%, 2/1/25(1)	$5,350	$5,443,625
Chemours Co. (The), 7.00%, 5/15/25	7,805	8,439,156
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)	8,910	8,898,862
OCI N.V., 6.625%, 4/15/23(1)	5,835	5,938,571
Olin Corp., 5.00%, 2/1/30	5,390	5,140,713
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	13,495	13,866,112
PQ Corp., 6.75%, 11/15/22(1)	3,150	3,342,938
SPCM S.A., 4.875%, 9/15/25(1)	4,070	3,951,767
Tronox Finance PLC, 5.75%, 10/1/25(1)	5,835	5,689,125
Tronox, Inc., 6.50%, 4/15/26(1)	14,980	14,942,550
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)	6,000	6,000,000
Versum Materials, Inc., 5.50%, 9/30/24(1)	9,540	9,775,638
W.R. Grace & Co., 5.125%, 10/1/21(1)	9,590	9,875,686
W.R. Grace & Co., 5.625%, 10/1/24(1)	2,500	2,590,625
		$103,895,368

Consumer Products — 0.4%
Central Garden & Pet Co., 6.125%, 11/15/23	$7,150	$7,489,625
Spectrum Brands, Inc., 5.75%, 7/15/25	11,040	11,084,712
		$18,574,337

Containers — 3.0%
ARD Finance S.A., 7.125%, (7.125% Cash or 7.875% PIK), 9/15/23(4)	$15,425	$15,810,625
ARD Securities Finance S.a.r.l., 8.75%, 1/31/23(1)(4)	12,200	12,901,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)	3,020	3,008,675
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	13,015	13,080,075
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	11,420	11,577,025
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	23,620	25,066,725
Berry Global, Inc., 6.00%, 10/15/22	10,130	10,585,850
BWAY Holding Co., 5.50%, 4/15/24(1)	4,085	4,122,582

Security	Principal Amount (000’s omitted)	Value

Containers (continued)
BWAY Holding Co., 7.25%, 4/15/25(1)	$5,165	$5,318,401
Crown Americas, LLC/Crown Americas Capital Corp., VI, 4.75%, 2/1/26(1)	7,210	6,975,675
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	19,975	20,499,344
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	4,160	4,378,400
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	7,650	7,693,069
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21	2,230	2,263,417
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)	5,855	6,107,497
		$149,388,860

Diversified Financial Services — 2.3%
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	$10,370	$10,577,400
DAE Funding, LLC, 4.50%, 8/1/22(1)	7,630	7,362,950
DAE Funding, LLC, 5.00%, 8/1/24(1)	12,725	12,296,167
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	16,370	16,738,325
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25	5,685	5,720,531
MSCI, Inc., 5.75%, 8/15/25(1)	5,390	5,647,642
Navient Corp., 5.50%, 1/15/19	12,170	12,370,805
Navient Corp., 7.25%, 1/25/22	1,240	1,315,950
Navient Corp., 8.00%, 3/25/20	10,785	11,512,988
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	20,950	20,897,625
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	10,260	9,990,675
		$114,431,058

Diversified Media — 0.8%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$6,075	$6,226,875
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	12,144,394
MDC Partners, Inc., 6.50%, 5/1/24(1)	15,920	15,740,900
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,682,737
		$39,794,906

Energy — 14.0%
Aker BP ASA, 5.875%, 3/31/25(1)	$4,445	$4,622,800
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	6,145	6,068,187

20	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	$2,015	$2,015,000
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	1,960	1,896,300
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	3,385	3,376,538
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.25%, 1/15/25	990	1,018,463
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	5,160	5,508,300
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	7,590	7,590,000
Antero Resources Corp., 5.375%, 11/1/21	8,635	8,767,115
Antero Resources Corp., 5.625%, 6/1/23	2,770	2,842,713
Berry Petroleum Co., LLC, 7.00%, 2/15/26(1)	9,470	9,730,425
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	19,215	19,599,300
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	4,745	4,721,275
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	11,840	12,250,966
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	17,635	19,332,369
Cheniere Energy Partners, L.P., 5.25%, 10/1/25(1)	4,600	4,508,000
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	2,069	2,200,899
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	36,320	35,956,800
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	11,243	11,524,075
Denbury Resources, Inc., 9.00%, 5/15/21(1)	6,150	6,457,500
Diamondback Energy, Inc., 4.75%, 11/1/24	3,690	3,684,281
Diamondback Energy, Inc., 5.375%, 5/31/25	9,445	9,598,481
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	7,380	7,435,350
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	9,840	9,926,100
Energy Transfer Equity, L.P., 5.875%, 1/15/24	7,810	7,995,487
Energy Transfer Equity, L.P., 7.50%, 10/15/20	7,970	8,557,787
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(2)(3)	5,295	5,055,004
Ensco PLC, 7.75%, 2/1/26	3,834	3,618,338
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	6,610	6,874,400
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	6,860	4,870,600
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	16,995	16,506,394
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	3,925	4,121,250

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	$18,251	$18,981,040
Gulfport Energy Corp., 6.00%, 10/15/24	7,730	7,382,150
Gulfport Energy Corp., 6.625%, 5/1/23	5,360	5,413,600
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	3,935	3,964,512
Jagged Peak Energy, LLC, 5.875%, 5/1/26(1)(5)	2,010	2,021,306
Matador Resources Co., 6.875%, 4/15/23	18,470	19,347,325
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	14,235	14,359,556
Nabors Industries, Inc., 4.625%, 9/15/21	1,725	1,694,813
Nabors Industries, Inc., 5.75%, 2/1/25(1)	14,780	14,022,525
Newfield Exploration Co., 5.625%, 7/1/24	6,100	6,496,500
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	2,440	2,436,950
Oasis Petroleum, Inc., 6.50%, 11/1/21	3,205	3,293,138
Oasis Petroleum, Inc., 6.875%, 3/15/22	3,085	3,185,263
Oasis Petroleum, Inc., 6.875%, 1/15/23	16,210	16,696,300
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	10,260	10,285,650
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	9,390	9,460,425
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	9,075	9,211,125
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	10,105	10,584,987
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	13,780	14,296,750
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	7,255	7,545,200
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	14,565	14,783,475
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(2)(3)	13,365	13,014,169
Precision Drilling Corp., 6.50%, 12/15/21	1,148	1,176,700
Precision Drilling Corp., 7.125%, 1/15/26(1)	3,570	3,614,625
Precision Drilling Corp., 7.75%, 12/15/23	695	727,144
QEP Resources, Inc., 5.625%, 3/1/26	8,380	8,055,275
RSP Permian, Inc., 6.625%, 10/1/22	13,850	14,468,929
SESI, LLC, 7.75%, 9/15/24(1)	1,615	1,675,563
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	12,350	12,041,250
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	5,520	5,768,400
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	11,540	11,756,375
SM Energy Co., 6.125%, 11/15/22	2,800	2,842,000
SM Energy Co., 6.50%, 11/15/21	11,000	11,220,000
SM Energy Co., 6.50%, 1/1/23	7,385	7,440,387
SM Energy Co., 6.75%, 9/15/26	1,600	1,636,000

21	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(1)	$7,065	$6,972,943
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26(1)	3,785	3,661,988
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	27,315	27,315,000
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26(1)	6,450	6,425,812
Tervita Escrow Corp., 7.625%, 12/1/21(1)	14,195	14,549,875
Transocean, Inc., 7.50%, 1/15/26(1)	5,115	5,178,937
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)	12,455	12,003,506
Valvoline, Inc., 5.50%, 7/15/24	2,810	2,887,275
Weatherford International, Ltd., 8.25%, 6/15/23	2,745	2,587,163
Weatherford International, Ltd., 9.875%, 2/15/24	6,340	6,165,650
Whiting Petroleum Corp., 5.75%, 3/15/21	1,725	1,770,281
Whiting Petroleum Corp., 6.625%, 1/15/26(1)	14,950	15,342,437
WildHorse Resource Development Corp., 6.875%, 2/1/25(1)	4,350	4,437,000
WildHorse Resource Development Corp., 6.875%, 2/1/25	18,570	18,941,400
Williams Cos., Inc. (The), 3.70%, 1/15/23	7,106	6,908,453
Williams Cos., Inc. (The), 4.55%, 6/24/24	10,100	10,112,625
Williams Cos., Inc. (The), 5.75%, 6/24/44	5,020	5,258,450
		$699,648,699

Entertainment / Film — 0.3%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	$14,605	$14,258,131
		$14,258,131

Environmental — 1.1%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	$10,625	$10,731,250
Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,720,250
Covanta Holding Corp., 5.875%, 7/1/25	6,605	6,439,875
Covanta Holding Corp., 6.375%, 10/1/22	11,430	11,701,463
GFL Environmental, Inc., 5.375%, 3/1/23(1)	11,250	11,165,625
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	4,485	4,450,017
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	4,366	4,322,340
		$53,530,820

Food / Beverage / Tobacco — 2.0%
Dean Foods Co., 6.50%, 3/15/23(1)	$11,215	$10,780,419
Dole Food Co., Inc., 7.25%, 6/15/25(1)	18,570	18,802,125
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	9,025	8,844,500
Pilgrim’s Pride Corp., 5.875%, 9/30/27(1)	8,245	7,894,587

Security	Principal Amount (000’s omitted)	Value

Food / Beverage / Tobacco (continued)
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24	$4,510	$4,667,850
Post Holdings, Inc., 5.00%, 8/15/26(1)	9,665	9,085,100
Post Holdings, Inc., 5.50%, 3/1/25(1)	12,860	12,667,100
Post Holdings, Inc., 5.625%, 1/15/28(1)	11,815	11,327,631
Post Holdings, Inc., 8.00%, 7/15/25(1)	3,965	4,435,844
US Foods, Inc., 5.875%, 6/15/24(1)	12,770	13,057,325
		$101,562,481

Gaming — 2.6%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	$22,323	$21,374,272
Eldorado Resorts, Inc., 6.00%, 4/1/25	10,470	10,430,737
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	3,030	3,060,300
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,360	2,421,785
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	10,365	10,468,650
International Game Technology PLC, 6.50%, 2/15/25(1)	3,560	3,813,650
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	8,765	9,071,775
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	9,451	10,372,473
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	6,735	6,392,256
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	11,505	11,792,855
MGM Resorts International, 6.00%, 3/15/23	4,510	4,724,225
MGM Resorts International, 6.625%, 12/15/21	2,785	2,986,913
MGM Resorts International, 7.75%, 3/15/22	13,100	14,557,375
Scientific Games International, Inc., 10.00%, 12/1/22	4,980	5,384,675
Studio City Co., Ltd., 7.25%, 11/30/21(1)	6,755	7,050,531
Tunica-Biloxi Gaming Authority, 3.78%, 12/15/20(1)	12,520	3,443,103
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	2,285	2,214,279
		$129,559,854

Health Care — 9.7%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	$16,390	$16,000,738
Centene Corp., 4.75%, 5/15/22	4,335	4,400,025
Centene Corp., 4.75%, 1/15/25	18,525	18,056,095
Centene Corp., 6.125%, 2/15/24	9,335	9,803,617
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	14,915	13,637,903

22	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(4)	$9,090	$9,226,350
Envision Healthcare Corp., 5.625%, 7/15/22	5,615	5,657,113
Envision Healthcare Corp., 6.25%, 12/1/24(1)	25,245	26,381,025
HCA Healthcare, Inc., 6.25%, 2/15/21	18,865	19,878,994
HCA, Inc., 5.25%, 6/15/26	11,030	11,112,725
HCA, Inc., 5.875%, 2/15/26	13,250	13,448,750
HCA, Inc., 7.50%, 2/15/22	10,400	11,466,000
Hologic, Inc., 4.375%, 10/15/25(1)	5,535	5,341,275
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	12,702	13,559,385
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	31,170	31,637,550
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	8,735	9,063,873
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	21,680	24,390,000
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	54,780	55,898,060
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(1)(4)	20,565	20,924,887
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	12,045	10,539,375
Teleflex, Inc., 4.625%, 11/15/27	7,455	7,182,072
Teleflex, Inc., 4.875%, 6/1/26	3,585	3,552,735
Teleflex, Inc., 5.25%, 6/15/24	4,200	4,284,000
Tenet Healthcare Corp., 6.00%, 10/1/20	7,755	8,060,702
Tenet Healthcare Corp., 6.75%, 6/15/23	4,275	4,218,891
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	5,135	5,430,263
Tenet Healthcare Corp., 8.125%, 4/1/22	12,020	12,560,900
Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25(1)	4,795	4,789,006
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	11,210	10,292,181
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	10,220	10,641,575
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)	20,550	21,751,106
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(1)	1,815	1,837,506
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	19,630	20,022,600
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(1)	16,210	16,473,412
WellCare Health Plans, Inc., 5.25%, 4/1/25	25,035	25,225,266
		$486,745,955

Security	Principal Amount (000’s omitted)	Value

Homebuilders / Real Estate — 1.9%
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	$14,085	$14,472,337
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	13,465	13,364,012
Mattamy Group Corp., 6.50%, 10/1/25(1)	9,455	9,478,638
Mattamy Group Corp., 6.875%, 12/15/23(1)	16,460	16,994,950
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	9,190	9,247,438
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	12,555	12,790,406
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	16,987	18,982,966
		$95,330,747

Hotels — 0.6%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$15,150	$14,847,000
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	10,600	10,202,500
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	6,190	6,259,638
		$31,309,138

Insurance — 1.6%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)	$24,315	$25,272,525
Ardonagh Midco 3 PLC, 8.625%, 7/15/23(1)	14,125	14,619,375
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, (8.125% Cash or 8.875% PIK), 7/15/19(1)(4)	11,950	11,991,825
Hub International, Ltd., 7.00%, 5/1/26(1)	16,440	16,522,200
Hub International, Ltd., 7.875%, 10/1/21(1)	11,815	12,317,137
		$80,723,062

Leisure — 0.9%
NCL Corp., Ltd., 4.75%, 12/15/21(1)	$8,182	$8,325,185
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	28,980	28,038,150
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	8,680	8,766,800
		$45,130,135

Metals / Mining — 3.8%
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	$5,255	$5,662,315
Constellium N.V., 5.875%, 2/15/26(1)	9,225	9,109,687
Eldorado Gold Corp., 6.125%, 12/15/20(1)	22,200	20,590,500
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)	14,190	13,515,975
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	11,215	11,212,757
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	25,525	25,334,839
Freeport-McMoRan, Inc., 3.10%, 3/15/20	2,875	2,849,844

23	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Metals / Mining (continued)
Freeport-McMoRan, Inc., 4.55%, 11/14/24	$5,915	$5,737,550
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	7,640	8,002,900
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	6,530	6,948,312
Imperial Metals Corp., 7.00%, 3/15/19(1)	4,715	4,314,225
New Gold, Inc., 6.25%, 11/15/22(1)	18,590	19,008,275
New Gold, Inc., 6.375%, 5/15/25(1)	5,040	5,147,100
Novelis Corp., 5.875%, 9/30/26(1)	11,570	11,512,150
Novelis Corp., 6.25%, 8/15/24(1)	7,970	8,139,362
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)	11,070	11,429,775
Teck Resources, Ltd., 5.20%, 3/1/42	1,195	1,126,288
Teck Resources, Ltd., 5.40%, 2/1/43	5,275	5,077,187
Teck Resources, Ltd., 6.00%, 8/15/40	2,655	2,781,113
Teck Resources, Ltd., 8.50%, 6/1/24(1)	8,670	9,699,562
		$187,199,716

Paper — 0.1%
Mercer International, Inc., 5.50%, 1/15/26(1)	$3,275	$3,225,875
		$3,225,875

Publishing / Printing — 0.3%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	$12,150	$11,345,063
Meredith Corp., 6.875%, 2/1/26(1)	1,544	1,567,160
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, (8.50% Cash or 9.25% PIK), 8/1/19(1)(4)	882	886,410
		$13,798,633

Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$16,180	$16,705,850
		$16,705,850

Restaurants — 1.7%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.625%, 1/15/22(1)	$9,095	$9,140,475
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)	22,060	21,336,211
Golden Nugget, Inc., 6.75%, 10/15/24(1)	27,205	27,681,087
Golden Nugget, Inc., 8.75%, 10/1/25(1)	14,310	14,989,725
IRB Holding Corp., 6.75%, 2/15/26(1)	7,255	7,019,213
Yum! Brands, Inc., 3.875%, 11/1/20	3,280	3,292,300
		$83,459,011

Security	Principal Amount (000’s omitted)	Value

Services — 4.7%
Algeco Global Finance PLC, 8.00%, 2/15/23(1)	$11,765	$12,044,419
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(1)	7,750	8,261,112
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	2,495	2,470,050
Cloud Crane, LLC, 10.125%, 8/1/24(1)	12,125	13,246,562
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	13,300	14,098,000
Exela Intermediate, LLC/Exela Finance, Inc., 10.00%, 7/15/23(1)	9,915	9,976,969
FTI Consulting, Inc., 6.00%, 11/15/22	8,505	8,792,384
Gartner, Inc., 5.125%, 4/1/25(1)	3,520	3,536,544
Hertz Corp. (The), 5.50%, 10/15/24(1)	5,585	4,705,363
Hertz Corp. (The), 6.25%, 10/15/22	3,020	2,852,013
IHS Markit, Ltd., 5.00%, 11/1/22(1)	9,300	9,672,000
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	11,225	10,916,312
Laureate Education, Inc., 8.25%, 5/1/25(1)	20,445	22,080,600
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	30,492	32,817,015
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	10,955	11,105,631
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,388,578
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	20,551,575
TMS International Corp., 7.25%, 8/15/25(1)	10,320	10,707,000
United Rentals North America, Inc., 5.50%, 5/15/27	2,245	2,245,000
Vizient, Inc., 10.375%, 3/1/24(1)	17,415	19,374,187
West Corp., 8.50%, 10/15/25(1)	11,900	11,543,000
		$235,384,314

Steel — 0.4%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	$2,425	$2,522,000
Allegheny Technologies, Inc., 5.95%, 1/15/21	3,490	3,559,800
Allegheny Technologies, Inc., 7.875%, 8/15/23	12,605	13,705,417
Big River Steel, LLC/BRS Finance Corp., 7.25%, 9/1/25(1)	1,865	1,948,925
		$21,736,142

Super Retail — 1.5%
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	$3,595	$3,665,822
Dollar Tree, Inc., 5.75%, 3/1/23	18,530	19,335,128
Hot Topic, Inc., 9.25%, 6/15/21(1)	4,870	4,809,125
L Brands, Inc., 6.875%, 11/1/35	10,130	9,623,500
Murphy Oil USA, Inc., 6.00%, 8/15/23	6,605	6,844,431
Party City Holdings, Inc., 6.125%, 8/15/23(1)	13,190	13,420,825
PVH Corp., 7.75%, 11/15/23	13,090	15,478,925
		$73,177,756

24	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Technology — 6.7%
Camelot Finance S.A., 7.875%, 10/15/24(1)	$8,395	$8,772,775
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	14,480	13,900,800
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	18,065	18,697,275
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	9,130	9,414,796
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	20,410	21,649,320
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	22,620	24,111,786
EIG Investors Corp., 10.875%, 2/1/24	16,060	17,505,400
Entegris, Inc., 4.625%, 2/10/26(1)	9,640	9,350,800
First Data Corp., 5.00%, 1/15/24(1)	12,420	12,559,725
First Data Corp., 5.375%, 8/15/23(1)	7,405	7,570,132
First Data Corp., 7.00%, 12/1/23(1)	25,940	27,207,947
Infor (US), Inc., 6.50%, 5/15/22	14,365	14,652,300
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(4)	8,420	8,514,725
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	13,740	14,238,075
Microsemi Corp., 9.125%, 4/15/23(1)	14,470	15,989,350
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	16,675	15,486,906
Seagate HDD Cayman, 4.75%, 1/1/25	4,525	4,393,052
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	16,935	17,690,301
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	15,945	17,818,538
Symantec Corp., 5.00%, 4/15/25(1)	7,590	7,639,850
Vantiv, LLC/Vanity Issuer Corp., 4.375%, 11/15/25(1)	7,375	7,070,781
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	9,010	8,717,175
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)	17,240	14,998,800
Western Digital Corp., 4.75%, 2/15/26	18,785	18,550,187
		$336,500,796

Telecommunications — 6.6%
CenturyLink, Inc., 6.75%, 12/1/23	$8,545	$8,523,637
CenturyLink, Inc., 7.50%, 4/1/24	11,410	11,666,725
Digicel, Ltd., 6.00%, 4/15/21(1)	15,745	15,036,475
Equinix, Inc., 5.375%, 5/15/27	7,730	7,884,600
Equinix, Inc., 5.875%, 1/15/26	13,010	13,497,875
Frontier California, Inc., 6.75%, 5/15/27	2,855	2,626,600
Frontier Communications Corp., 6.875%, 1/15/25	9,340	5,767,450
Frontier Communications Corp., 7.625%, 4/15/24	2,695	1,785,438
Frontier Communications Corp., 10.50%, 9/15/22	5,645	4,990,462
Hughes Satellite Systems Corp., 5.25%, 8/1/26	6,555	6,432,094
Hughes Satellite Systems Corp., 6.50%, 6/15/19	11,723	12,118,651
Hughes Satellite Systems Corp., 6.625%, 8/1/26	3,275	3,258,625

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	$10,495	$8,828,919
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	8,090	8,555,175
Level 3 Financing, Inc., 5.25%, 3/15/26	8,495	8,237,601
Level 3 Financing, Inc., 5.375%, 1/15/24	6,180	6,133,650
Level 3 Parent, LLC, 5.75%, 12/1/22	2,300	2,323,000
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)	2,671	2,530,773
SBA Communications Corp., 4.00%, 10/1/22(1)	7,385	7,071,138
SBA Communications Corp., 4.875%, 9/1/24	3,320	3,199,650
Sprint Capital Corp., 6.875%, 11/15/28	10,245	10,475,512
Sprint Communications, Inc., 6.00%, 11/15/22	2,445	2,503,069
Sprint Communications, Inc., 7.00%, 8/15/20	14,740	15,624,400
Sprint Communications, Inc., 9.25%, 4/15/22	1,290	1,489,950
Sprint Corp., 7.125%, 6/15/24	7,445	7,684,655
Sprint Corp., 7.25%, 9/15/21	18,265	19,406,562
Sprint Corp., 7.625%, 2/15/25	14,960	15,782,800
Sprint Corp., 7.625%, 3/1/26	9,020	9,516,100
Sprint Corp., 7.875%, 9/15/23	37,055	39,834,125
T-Mobile USA, Inc., 4.50%, 2/1/26	6,770	6,524,588
T-Mobile USA, Inc., 4.75%, 2/1/28	7,115	6,855,658
T-Mobile USA, Inc., 6.375%, 3/1/25	4,120	4,336,300
T-Mobile USA, Inc., 6.50%, 1/15/26	26,120	27,817,800
Zayo Group, LLC/Zayo Capital, Inc., 5.75%, 1/15/27(1)	7,815	7,775,925
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	8,780	9,075,886
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	6,060	6,296,037
		$331,467,905

Transportation Ex Air / Rail — 0.5%
CEVA Group PLC, 7.00%, 3/1/21(1)	$5,080	$5,130,800
XPO Logistics, Inc., 6.125%, 9/1/23(1)	4,378	4,547,647
XPO Logistics, Inc., 6.50%, 6/15/22(1)	15,315	15,870,169
		$25,548,616

Utilities — 3.0%
AES Corp. (The), 4.00%, 3/15/21	$6,990	$7,044,522
AES Corp. (The), 5.125%, 9/1/27	1,195	1,215,913
AES Corp. (The), 5.50%, 4/15/25	2,379	2,444,423
AES Corp. (The), 6.00%, 5/15/26	19,875	20,868,750
Calpine Corp., 5.25%, 6/1/26(1)	7,245	6,959,728
Calpine Corp., 5.50%, 2/1/24	1,875	1,727,344
Calpine Corp., 5.75%, 1/15/25	15,695	14,400,162
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	4,750	4,595,625
NRG Energy, Inc., 5.75%, 1/15/28(1)	10,080	10,004,400

25	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Utilities (continued)
NRG Energy, Inc., 7.25%, 5/15/26	$16,520	$17,717,700
NRG Yield Operating, LLC, 5.00%, 9/15/26	6,485	6,339,087
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	4,625	4,428,438
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	6,970	6,551,800
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	8,790	9,416,287
Vistra Energy Corp., 7.375%, 11/1/22	9,265	9,786,156
Vistra Energy Corp., 7.625%, 11/1/24	9,410	10,162,800
Vistra Energy Corp., 8.00%, 1/15/25(1)	5,605	6,102,444
Vistra Energy Corp., 8.125%, 1/30/26(1)	8,770	9,657,962
		$149,423,541

Total Corporate Bonds & Notes (identified cost $4,299,923,490)		$4,327,534,207

Senior Floating-Rate Loans — 6.5%(6)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.4%
American Tire Distributors Holdings, Inc., Term Loan, 6.24%, (2 mo. USD LIBOR + 4.25%), Maturing 9/1/21	$2,980	$2,632,331
Navistar International Corporation, Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	19,107	19,262,358
		$21,894,689

Building Materials — 0.2%
Pisces Midco, Inc., Term Loan, Maturing 4/12/25(7)	$8,305	$8,389,711
		$8,389,711

Capital Goods — 0.5%
Cortes NP Acquisition Corporation, Term Loan, 5.89%, (1 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$6,882	$6,895,124
Titan Acquisition Limited, Term Loan, 5.06%, (2 mo. USD LIBOR + 3.00%), Maturing 3/28/25	15,880	15,920,939
		$22,816,063

Energy — 0.5%
Chesapeake Energy Corporation, Term Loan, 9.44%, (3 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$23,545	$24,972,416
Drillship Hydra Owners, Inc., Term Loan, 8.00%, Maturing 9/20/24(8)	2,248	2,362,976
		$27,335,392

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Gaming — 0.3%
Lago Resort & Casino, LLC, Term Loan, 11.80%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	$16,139	$15,896,817
		$15,896,817

Health Care — 0.7%
MPH Acquisition Holdings, LLC, Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing 6/7/23	$4,387	$4,415,655
Press Ganey Holdings, Inc., Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing 10/21/23	25,621	25,828,865
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	5,739	5,832,617
		$36,077,137

Insurance — 0.1%
Hub International Limited, Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing 4/25/25	$3,790	$3,819,225
		$3,819,225

Metals / Mining — 0.4%
GrafTech Finance, Inc., Term Loan, 5.40%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	$21,525	$21,592,266
		$21,592,266

Publishing / Printing — 0.3%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.90%, (1 mo. USD LIBOR + 4.00%), Maturing 5/4/22	$7,126	$6,998,027
Meredith Corporation, Term Loan, 4.90%, (1 mo. USD LIBOR + 3.00%), Maturing 1/31/25	7,910	7,969,871
		$14,967,898

Services — 0.6%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 8.40%, (1 mo. USD LIBOR + 6.50%), Maturing 7/25/22	$17,460	$16,250,895
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 8.39%, (1 mo. USD LIBOR + 6.50%), Maturing 12/17/21	6,013	6,063,724
Direct ChassisLink, Inc., Term Loan - Second Lien, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	7,045	7,185,900
		$29,500,519

26	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Steel — 0.2%
Big River Steel, LLC, Term Loan, 7.30%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$8,587	$8,790,788
		$8,790,788

Technology — 1.4%
EIG Investors Corp., Term Loan, 5.96%, (3 mo. USD LIBOR + 4.00%), Maturing 2/9/23	$25,411	$25,648,781
Riverbed Technology, Inc., Term Loan, 5.16%, (1 mo. USD LIBOR + 3.25%), Maturing 4/24/22	2,982	2,973,968
Solera, LLC, Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23	12,621	12,688,846
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	2,754	2,775,121
SS&C Technologies, Inc., Term Loan, 4.40%, (1 mo. USD LIBOR + 2.50%), Maturing 4/16/25	7,279	7,336,098
Veritas Bermuda, Ltd., Term Loan, 6.80%, (3 mo. USD LIBOR + 4.50%), Maturing 1/27/23	21,202	20,934,088
		$72,356,902

Telecommunications — 0.7%
Asurion, LLC, Term Loan - Second Lien, 7.90%, (1 mo. USD LIBOR + 6.00%), Maturing 8/4/25	$26,605	$27,403,150
Intelsat Jackson Holdings S.A., Term Loan, 6.63%, Maturing 1/2/24(8)	5,420	5,540,595
		$32,943,745

Transportation Ex Air / Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21(8)	$2,451	$2,442,039
CEVA Intercompany B.V., Term Loan, 7.86%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	1,864	1,856,893
CEVA Logistics Canada, ULC, Term Loan, 7.86%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	321	320,154
CEVA Logistics US Holdings, Inc., Term Loan, 7.86%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	2,571	2,561,232
		$7,180,318

Utilities — 0.1%
TerraForm Power Operating, LLC, Term Loan, 4.65%, (1 mo. USD LIBOR + 2.75%), Maturing 11/8/22	$3,491	$3,517,434
		$3,517,434

Total Senior Floating-Rate Loans (identified cost $325,062,723)		$327,078,904

Convertible Bonds — 0.7%
Security	Principal Amount (000’s omitted)	Value

Gaming — 0.2%
Caesars Entertainment Corp., 5.00%, 10/1/24	$4,541	$7,985,997
		$7,985,997

Utilities — 0.5%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$14,680	$14,596,104
NRG Yield, Inc., 3.50%, 2/1/19(1)	10,630	10,623,356
		$25,219,460

Total Convertible Bonds (identified cost $32,587,929)		$33,205,457

Common Stocks — 0.6%
Security	Shares	Value

Consumer Products — 0.0%(9)
HF Holdings, Inc.(10)(11)(12)	3,400	$73,202
		$73,202

Energy — 0.2%
Ascent CNR Corp., Class A(10)(11)(12)	32,029,863	$7,174,689
Nine Point Energy Holdings, Inc.(10)(11)(12)	133,983	988,795
Seven Generations Energy, Ltd., Class A(10)	251,036	3,581,899
		$11,745,383

Gaming — 0.3%
Caesars Entertainment Corp.(10)	1,056,726	$11,993,840
New Cotai Participation Corp., Class B(10)(11)(12)	36	191,700
		$12,185,540

Services — 0.1%
Laureate Education, Inc.(10)	389,260	$5,496,351
		$5,496,351

Total Common Stocks (identified cost $32,336,554)		$29,500,476

27	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Convertible Preferred Stocks — 0.1%
Security	Shares	Value

Energy — 0.1%
Nine Point Energy Holdings, Inc., Series A, 12.00%(4)(10)(11)(12)	2,928	$4,298,216

Total Convertible Preferred Stocks (identified cost $2,928,000)		$4,298,216

Miscellaneous — 0.5%
Security	Principal Amount/ Shares	Value

Cable / Satellite TV — 0.0%
ACC Claims Holdings, LLC(10)(11)	11,599,560	$0
		$0

Gaming — 0.5%
PGP Investors, LLC, Membership Interests(10)(11)(12)	45,488	$26,792,597
		$26,792,597

Technology — 0.0%
Avaya, Inc., Escrow Certificates(10)(11)	$5,610,000	$0
		$0

Total Miscellaneous (identified cost $16,657,797)		$26,792,597

Short-Term Investments — 3.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(13)	170,945,812	$170,928,717

Total Short-Term Investments (identified cost $170,920,088)		$170,928,717

Total Investments — 98.4% (identified cost $4,880,416,581)		$4,919,338,574

Other Assets, Less Liabilities — 1.6%		$79,632,709

Net Assets — 100.0%		$4,998,971,283

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration
(normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $2,798,427,038 or 56.0% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(5)	When-issued security.

(6)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(7)	This Senior Loan will settle after April 30, 2018, at which time the interest rate will be determined.

(8)	Fixed-rate loan.

(9)	Amount is less than 0.05%.

(10)	Non-income producing security.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(12)	Restricted security (see Note 5).

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

28	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CAD	491,504	USD	382,956	State Street Bank and Trust Company	7/31/18	$647	$—
USD	3,738,785	CAD	4,798,544	State Street Bank and Trust Company	7/31/18	—	(6,313)

						$647	$(6,313)

Abbreviations:

LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
USD	–	United States Dollar

29	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $4,709,496,493)	$4,748,409,857
Affiliated investment, at value (identified cost, $170,920,088)	170,928,717
Cash	1,349,314
Foreign currency, at value (identified cost, $284,543)	284,100
Interest receivable	78,339,118
Dividends receivable from affiliated investment	316,863
Receivable for investments sold	17,307,045
Receivable for open forward foreign currency exchange contracts	647
Total assets	$5,016,935,661

Liabilities
Payable for investments purchased	$8,263,475
Payable for when-issued securities	6,730,383
Payable for open forward foreign currency exchange contracts	6,313
Payable to affiliates:
Investment adviser fee	2,457,128
Trustees’ fees	8,458
Accrued expenses	498,621
Total liabilities	$17,964,378
Commitments (see Note 10)
Net Assets applicable to investors’ interest in Portfolio	$4,998,971,283

Sources of Net Assets
Investors’ capital	$4,960,055,399
Net unrealized appreciation	38,915,884
Total	$4,998,971,283

30	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Interest and other income (net of foreign taxes, $712)	$157,465,377
Dividends from affiliated investment	1,465,083
Total investment income	$158,930,460

Expenses
Investment adviser fee	$15,627,585
Trustees’ fees and expenses	50,750
Custodian fee	419,272
Legal and accounting services	78,171
Miscellaneous	75,940
Total expenses	$16,251,718

Net investment income	$142,678,742

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$24,085,068
Investment transactions — affiliated investment	(62,591)
Forward foreign currency exchange contracts	(3,477)
Net realized gain	$24,019,000
Change in unrealized appreciation (depreciation) —
Investments	$(176,667,858)
Investments — affiliated investment	12,896
Foreign currency	(439)
Forward foreign currency exchange contracts	(19,902)
Net change in unrealized appreciation (depreciation)	$(176,675,303)

Net realized and unrealized loss	$(152,656,303)

Net decrease in net assets from operations	$(9,977,561)

31	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$142,678,742	$340,667,510
Net realized gain	24,019,000	11,226,261
Net change in unrealized appreciation (depreciation)	(176,675,303)	123,308,515
Net increase (decrease) in net assets from operations	$(9,977,561)	$475,202,286
Capital transactions —
Contributions	$183,615,339	$505,774,907
Withdrawals	(890,101,167)	(1,757,976,526)
Net decrease in net assets from capital transactions	$(706,485,828)	$(1,252,201,619)

Net decrease in net assets	$(716,463,389)	$(776,999,333)

Net Assets
At beginning of period	$5,715,434,672	$6,492,434,005
At end of period	$4,998,971,283	$5,715,434,672

32	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.62	%(2)	0.61%	0.61%	0.62%	0.62%	0.62%
Net investment income	5.43	%(2)	5.51%	5.79%	5.78%	5.81%	6.15%
Portfolio Turnover	21	%(3)	41%	34%	36%	43%	56%

Total Return	(0.20	)%(3)	7.94%	7.42%	0.28%	5.74%	9.17%

Net assets, end of period (000’s omitted)	$4,998,971		$5,715,435	$6,492,434	$5,605,271	$5,045,293	$4,881,852

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

33	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio’s secondary objectives are to seek growth of income and capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Eaton Vance Income Fund of Boston, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.9%, less than 0.05% and less than 0.05%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

34

Boston Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

35

Boston Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

J  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, 0.555% from $5 billion up to $10 billion, and 0.535% of average daily net assets of $10 billion or more, and is payable monthly. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of interestholders of the Portfolio. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $15,627,585 or 0.60% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $1,049,941,838 and $1,595,784,694, respectively, for the six months ended April 30, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,888,618,384

Gross unrealized appreciation	$114,211,725
Gross unrealized depreciation	(83,497,201)

Net unrealized appreciation	$30,714,524

5  Restricted Securities

At April 30, 2018, the Portfolio owned the following securities (representing 0.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$0	$7,174,689
HF Holdings, Inc.	10/27/09	3,400	182,613	73,202
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	191,700
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	133,983	7,228,189	988,795

Total Common Stocks			$8,522,302	$8,428,386

36

Boston Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

Description	Date of Acquisition	Shares	Cost	Value

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	2,928	$2,928,000	$4,298,216

Total Convertible Preferred Stocks			$2,928,000	$4,298,216

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	45,488	$16,657,797	$26,792,597

Total Miscellaneous			$16,657,797	$26,792,597

Total Restricted Securities			$28,108,099	$39,519,199

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2018 is included in the Portfolio of Investments. At April 30, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $6,313. At April 30, 2018, there were no assets pledged by the Portfolio for such liability.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

37

Boston Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$647	(1)	$(6,313	)(2)

Total Derivatives subject to master netting or similar agreements	$647		$(6,313)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement as of April 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$647	$(647)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(6,313)	$647	$—	$—	$(5,666)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2018 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(3,477)	$(19,902)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2018, which is indicative of the volume of this derivative type, was approximately $4,055,000.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the

38

Boston Income Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$4,327,534,207	$—	$4,327,534,207
Senior Floating-Rate Loans	—	327,078,904	—	327,078,904
Convertible Bonds	—	33,205,457	—	33,205,457
Common Stocks	21,072,090	—	8,428,386	29,500,476
Convertible Preferred Stocks	—	—	4,298,216	4,298,216
Miscellaneous	—	—	26,792,597	26,792,597
Short-Term Investments	—	170,928,717	—	170,928,717

Total Investments	$21,072,090	$4,858,747,285	$39,519,199	$4,919,338,574
Forward Foreign Currency Exchange Contracts	$—	$647	$—	$647

Total	$21,072,090	$4,858,747,932	$39,519,199	$4,919,339,221

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(6,313)	$—	$(6,313)

Total	$—	$(6,313)	$—	$(6,313)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

10  Commitments

As of April 30, 2018, the Portfolio had a bridge loan commitment to provide temporary financing to a borrower for $47,080,000. At April 30, 2018, the Portfolio maintained sufficient liquid assets to cover its bridge loan commitment.

39

Eaton Vance

Income Fund of Boston

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

40

Eaton Vance

Income Fund of Boston

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Boston Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Income Fund of Boston (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

41

Eaton Vance

Income Fund of Boston

April 30, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of clients. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

42

Eaton Vance

Income Fund of Boston

April 30, 2018

Officers and Trustees

Officers of Eaton Vance Income Fund of Boston

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Boston Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Income Fund of Boston and Boston Income Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

43

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

44

Investment Adviser of Boston Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7710     4.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 21, 2018